Investments - Schedule of investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	$ 459,080
Additions	50,855
Disposals	(12,407)
Change in fair value through profit or loss	(286,043)
Effects of foreign exchange	(777)
Ending balance	210,708
Current	210,708	$ 459,080
Non current	0
Long term deposits	210,708
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	3,794
Additions	0
Disposals	0
Change in fair value through profit or loss	1,273
Effects of foreign exchange	0
Ending balance	5,067
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	21,889
Additions	0
Disposals	0
Change in fair value through profit or loss	0
Effects of foreign exchange	(777)
Ending balance	21,112
Gamestop [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	40,158
Additions	0
Disposals	0
Change in fair value through profit or loss	4,002
Effects of foreign exchange	0
Ending balance	44,160
Genius Group Ltd [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	21,906
Additions	0
Disposals	(12,407)
Change in fair value through profit or loss	(9,499)
Effects of foreign exchange	0
Ending balance	0
JZR Gold [Member] | Warrants Instrument [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	371,333
Additions	0
Disposals	0
Change in fair value through profit or loss	(267,833)
Effects of foreign exchange	0
Ending balance	103,500
SLV Shares [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	0
Additions	50,855
Disposals	0
Change in fair value through profit or loss	(13,986)
Effects of foreign exchange	0
Ending balance	$ 36,869